PGIM S&P 500 Buffer 12 ETF - April
Schedule of Investments  (unaudited)
as of January 31, 2025
Description	Shares	Value
Short-Term Investments 101.9%
Affiliated Mutual Fund 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $43,599)(wb)	43,599	$43,599
Options Purchased*~ 101.2%
(cost $5,664,168)		6,268,208

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.9% (cost $5,707,767)		6,311,807
Options Written*~ (1.9)%
(premiums received $170,902)		(116,796)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $5,536,865)		6,195,011
Liabilities in excess of other assets(z) (0.0)%		(1,198)

Net Assets 100.0%		$6,193,813

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/25	$5.23		105		11	$6,252,978
SPDR S&P 500 ETF Trust	Put	03/31/25	$523.07		105		11	15,230
Total Options Purchased (cost $5,664,168)								$6,268,208

PGIM S&P 500 Buffer 12 ETF - April
Schedule of Investments  (unaudited) (continued)
as of January 31, 2025
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/25	$608.54		105		11	$(110,271)
SPDR S&P 500 ETF Trust	Put	03/31/25	$460.30		105		11	(6,525)
Total Options Written (premiums received $170,902)							$(116,796)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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